Contract Balances	12 Months Ended
Dec. 31, 2020
Contract with Customer, Contract Asset, Contract Liability, and Receivable [Abstract]
Contract Balances
3	CONTRACT BALANCES

(a)	Accounts receivable, net
Accounts receivable, net consisted of the following:

		As of December 31,
	Note	2019	2020
Accounts receivable derived from governments cooperative arrangements	(i)	2,772	15,983
Accounts receivable from other customers	(ii)	4,915	14,920

Accounts receivable		7,687	30,903
Less: allowance for doubtful accounts		—	—

Accounts receivable, net		7,687	30,903

Note (i):
Accounts receivable derived from government cooperative arrangements were recorded when the educational services have been provided to publicly-sponsored students and the receivables are due in accordance with the payment schedule in the relevant agreements with the governments.

Note (ii):
When rendering education and management services and other services, the Group generally bills its customers in the period when the Group’s right to consideration is unconditional and transfer control over services in accordance with the contract terms.

No allowance for doubtful accounts was provided to accounts receivable as of December 31, 2019 and 2020 respectively.
The aging analysis is as follows:

	As of December 31,
	2019	2020
Within 90 days (inclusive)	7,687	12,580
Over 90 days but within 1 year (inclusive)	—	18,323

	7,687	30,903
Less: allowance for doubtful accounts	—	—

Accounts receivable, net	7,687	30,903

(b)	Contract liabilities
The balances of the Group’s contract liabilities are as following:

	As of December 31,
	2019	2020
Current liabilities	171,303	203,482
Non-current liabilities	5,778	7,274

Contract liabilities	177,081	210,756

The contract liabilities primarily relate to
up-front
payments from the Group’s customers for the formal educational services and training programs. Amounts that are expected to be recognized as revenues within one-year
are included as current contract liabilities with the remaining balance recognized as non-current
contract liabilities.
Movements in contract liabilities:

	2019	2020
Balance as of January 1,	134,400	177,081
Increase in contract liabilities as a result of receiving advances	328,329	399,410
Decrease in contract liabilities as a result of recognition of revenues during the year	(285,648)	(365,735)

Balance as of December 31,	177,081	210,756

(c)	Deferred revenue from governments
The balances of the Group’s deferred revenue under government cooperative arrangements are as follows:

	As of December 31,
	2019	2020
Current liabilities	17,789	13,770
Non-current liabilities	4,032	12,370

Deferred revenue from governments	21,821	26,140

Movements in deferred revenue from governments:

	2019	2020
Balance as of January 1,	14,999	21,821
Addition during the year	31,854	32,380
Recognized in revenue during the year	(25,032)	(28,061)

Balance as of December 31,	21,821	26,140

Deferred revenue from governments results from the financing funding collected from the governments for publicly-sponsored students before educational service are delivered to these students. The amount is recognized as revenue when the educational service are delivered to these students.

(d)	Transaction price allocated to the remaining performance obligation
As of December 31, 2020, approximately RMB210,756 of total revenues are expected to be recognized in future periods, which will be recognized over the next three years.